BBIF TREASURY FUND
Fund Overview Key Facts About BBIF Treasury Fund
Investment Objective
The investment objective of BBIF Treasury Fund (“Treasury Fund” or the “Fund”) is to seek preservation of capital, liquidity and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Treasury Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BBIF TREASURY FUND		Class 1	Class 2		Class 3		Class 4
Management Fee	[1],[2]	0.17%	0.17%		0.17%		0.17%
Distribution and/or Service (12b-1) Fees	[1],[2]	1.00%	0.68%		0.38%		0.38%
Other Expenses	[1],[2]	0.32%	0.30%		0.30%		0.30%
Administration Fee	[1],[2]	0.25%	0.25%		0.25%		0.25%
Miscellaneous Other Expenses	[1],[2]	0.07%	0.05%		0.05%		0.05%
Total Annual Fund Operating Expenses	[1],[2]	1.49%	1.15%		0.85%		0.85%
Fee Waivers and/or Expense Reimbursements	[1],[2]		(0.21%)	[3]	(0.26%)	[3]	(0.26%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2]	1.49%	0.94%	[3]	0.59%	[3]	0.59%	[3]
[1]	For clients with a brokerage relationship, annual brokerage account fees may also apply. Please contact your financial advisor or account representative for additional information.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of Treasury Fund and Treasury Fund’s share of the allocated expenses of Master Treasury LLC (“Treasury LLC”). The management fees are paid by Treasury LLC.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 21, with respect to Class 2, Class 3 and Class 4 Shares, BlackRock Advisors, LLC (“BlackRock”) and the Fund’s distributor have entered into a contractual arrangement to waive and/or reimburse a portion of Treasury Fund’s fees or expenses to ensure that the net expenses as a percentage of the Fund’s net assets (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Treasury Fund’s (i) Class 2 Shares are 0.35% higher than those of Treasury LLC’s initial feeder fund, and (ii) Class 3 and Class 4 Shares are equal to those of Treasury LLC’s initial feeder fund through July 31, 2019. This contractual arrangement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of Treasury Fund or by a vote of a majority of the outstanding voting securities of Treasury Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - BBIF TREASURY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1	152	471	813	1,779
Class 2	96	345	613	1,379
Class 3	60	245	446	1,025
Class 4	60	245	446	1,025

Principal Investment Strategies of the Fund
Treasury Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury. The Fund invests in securities maturing in 397 days (13 months) or less (with certain exceptions), and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

The Fund is a “feeder” fund that invests all of its assets in Treasury LLC, which has the same investment objectives and strategies as the Fund. All investments are made at the Treasury LLC level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury LLC. Where applicable, “Treasury Fund” or the “Fund” refers also to Treasury LLC.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.
  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.
  When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information
The information below shows you how Treasury Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 626-1960.
Treasury Fund Class 3 ANNUAL TOTAL RETURNS As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.54% (quarter ended March 31, 2008) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2015). The year-to-date return as of June 30, 2018 was 0.50%.
As of 12/31/17 Average Annual Total Returns
Average Annual Total Returns - BBIF TREASURY FUND	1 Year	5 Years	10 Years
Class 1	none	none	0.05%
Class 2	0.08%	0.02%	0.10%
Class 3	0.31%	0.07%	0.16%
Class 4	0.31%	0.07%	0.16%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.